Income taxes - Summary of Income taxes (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (27,049)	$ (20,736)	$ (25,382)
Tax at the statutory tax rate of 25%	(6,762)	(5,184)	(6,345)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and development claim	0	0	0
Amortisation of intangibles	467	467	467
Employee option plan	133	289	419
Gain/loss on revaluation of contingent consideration	(22)	(847)	38
Prior year tax losses not recognised now recouped	(6,184)	(5,275)	(5,421)
Adjustment recognised for prior periods	0	0	16
Adjustment to deferred tax balances as a result of change in statutory tax rate	0	0	(113)
Tax losses and timing differences not recognised	5,913	5,004	5,150
Income tax benefit	(271)	(271)	(368)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	139,430	120,412	96,519
Potential tax benefit	34,858	30,103	24,130
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	7,836	4,305	2,380
Potential tax benefit	$ 1,646	$ 904	$ 500